SHORT-TERM AND LONG-TERM DEBT (Schedule of Aggregate Principal Annual Payments) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2018 (six months ending December 31)	$ 3,120
2019	21,714
2020	694
Total principal payments	25,528
Less: unamortized original issue discount	(611)
Present value of principal payments	24,917
Less: current portion	(5,535)
Long-term debt	$ 19,382	$ 30,026